Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 14,643	$ 12,902
Less: accumulated depreciation and amortization	(4,407)	(2,619)
Property and equipment, net	10,236	10,283
Computer and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,176	2,637
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,836	1,382
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 9,631	$ 8,883